Stock-Based Compensation - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015 JPY (¥) Point	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from the exercise of stock options	¥ 1,014,000,000	¥ 863,000,000	¥ 345,000,000
Unrecognized compensation costs	0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	378,000,000	403,000,000	136,000,000
Incremental stock-based compensation costs recognized	¥ 0	0	0
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period	1 year 9 months
Weighted average exercise period	9 years 9 months 29 days
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period	1 year 11 months 1 day
Weighted average exercise period	9 years 11 months 1 day
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted | Point	364,500
Points settled for individuals retired | Point	650,000
Points outstanding | Point	1,758,042
Incremental stock-based compensation costs recognized	¥ 818,000,000	¥ 609,000,000	¥ 410,000,000